LOSS BEFORE TAX (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of loss profit before tax [Abstract]
Schedule of Loss Before Tax
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	1,327	1,454	2,058
Pension	38	39	26
Share based payments (Note 26)	149	931	1,601
Auditor’s remuneration
Audit fees	1,161	1,082	861
Tax fees	76	175	407
Depreciation (Note 11) [1]	1,299	675	830
Amortisation (Note 12)	1,385	1,190	945
Net foreign exchange differences	494	376	336

1 In 2025, US$249,000 was capitalised to research and development projects (2024: US$204,000) (2023: US$Nil).